Commitments and Contingencies	12 Months Ended
Jul. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Severance Agreement

On August 13, 2013, the Company entered into a Severance and Release Agreement with Dennis Brovarone, a former Board member. Mr. Brovarone will receive $91,000, payable in 60 monthly installments of approximately $1,600, commencing December 11, 2013 for amounts previously accrued as of July 31, 2013. For the years ended July 31, 2017 and 2016, $19,000 and $39,000 remained payable under the agreement and is included in the accrued restructuring liability section of the consolidated balance sheets as of July 31, 2017 and 2016.

Operating Leases

During August 2016, we amended the lease of our primary facility in El Cajon, California under a noncancelable operating lease that now expires in December 2019. This facility includes our corporate offices, research and development laboratory, and warehouse. Rent expense, including common area maintenance, was $116,000 and $99,000 for the years ended July 31, 2017 and 2016, respectively.

Future minimum annual lease payments for our primary facility as of July 31, 2017 are as follows:

2018	$94,000
2019	$106,000
2020	$45,000
$245,000